Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income (loss)	$ 156,601	$ (7,601)	$ 48,781
Loss from discontinued operations	0	1,018	920
Gain on sale of discontinued operations	0	(11,389)	0
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation	46,854	32,149	26,246
Amortization of intangible assets	22,826	6,364	1,199
Amortization of financing costs and note discounts	3,638	2,589	3,755
Amortization of program rights	29,242	23,048	21,406
Cash payments for programming	(31,677)	(24,258)	(24,622)
Loss on extinguishment of debt	0	1,830	1,694
Gain on derivative instruments	0	0	(1,960)
Share of loss in equity investments	56	98,309	4,957
Deferred income taxes, net	(27,222)	38,263	(16,586)
Extinguishment of income tax liability related to the Merger	(131,481)	0	0
Stock-based compensation	9,374	6,857	6,176
Loss from asset dispositions	710	96	472
Other, net	(1,155)	1,724	754
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(10,958)	(33,403)	(8,825)
Other assets	(4,254)	(2,146)	(138)
Accounts payable	(8,679)	7,983	3,318
Income taxes payable	654	0	0
Accrued interest expense	4,327	1,746	(851)
Other liabilities and accrued expenses	(9,889)	6,256	(3,634)
Net cash provided by operating activities, continuing operations	48,967	149,435	63,062
Net cash used in operating activities, discontinued operations	0	(2,736)	(402)
Net cash provided by operating activities	48,967	146,699	62,660
INVESTING ACTIVITIES:
Capital expenditures	(29,374)	(28,230)	(20,069)
Change in restricted cash	0	255,159	(255,159)
Payments for business combinations, net of cash acquired	(10,082)	(358,495)	(9,033)
Proceeds from the sale of assets	86	79	74
Payments on derivative instruments	0	0	(2,020)
Shortfall loans to joint venture with NBCUniversal	0	(2,292)	(2,483)
Capital contribution to joint venture with NBCUniversal	(100,000)	0	0
Other investments, net	0	0	(375)
Net cash used in investing activities, continuing operations	(139,370)	(133,779)	(289,065)
Net cash provided by (used in) investing activities, discontinued operations	0	29,520	(115)
Net cash used in investing activities	(139,370)	(104,259)	(289,180)
FINANCING ACTIVITIES:
Net proceeds on exercises of employee and director stock-based compensation	1,845	1,314	841
Tax benefit from exercises of share options	1,591	0	0
Proceeds from borrowings on long-term debt	139,000	328,333	417,695
Payments of dividend	0
Principal payments on long-term debt	(85,160)	(322,179)	(175,216)
Payment of long-term debt issue costs	(655)	(10,272)	(7,662)
Treasury shares purchased	0	(11,386)	(2,729)
Net cash provided by (used in) financing activities	56,621	(14,190)	232,929
Net (decrease) increase in cash and cash equivalents	(33,782)	28,250	6,409
Cash and cash equivalents at the beginning of the period	46,307	18,057	11,648
Cash and cash equivalents at the end of the period	12,525	46,307	18,057
LIN Television
OPERATING ACTIVITIES:
Net income (loss)	157,290	(7,601)	48,781
Loss from discontinued operations	0	1,018	920
Gain on sale of discontinued operations	0	(11,389)	0
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation	46,854	32,149	26,246
Amortization of intangible assets	22,826	6,364	1,199
Amortization of financing costs and note discounts	3,638	2,589	3,755
Amortization of program rights	29,242	23,048	21,406
Cash payments for programming	(31,677)	(24,258)	(24,622)
Loss on extinguishment of debt	0	1,830	1,694
Gain on derivative instruments	0	0	(1,960)
Share of loss in equity investments	56	98,309	4,957
Deferred income taxes, net	(27,222)	38,263	(16,586)
Extinguishment of income tax liability related to the Merger	(131,481)	0	0
Stock-based compensation	9,374	6,857	6,176
Loss from asset dispositions	710	96	472
Other, net	(1,155)	1,724	754
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(11,058)	(33,403)	(8,825)
Other assets	(4,254)	(2,146)	(138)
Accounts payable	(8,679)	7,983	3,318
Income taxes payable	654	0	0
Accrued interest expense	4,327	1,746	(851)
Other liabilities and accrued expenses	(9,889)	6,256	(3,634)
Net cash provided by operating activities, continuing operations	49,556	149,435	63,062
Net cash used in operating activities, discontinued operations	0	(2,736)	(402)
Net cash provided by operating activities	49,556	146,699	62,660
INVESTING ACTIVITIES:
Capital expenditures	(29,374)	(28,230)	(20,069)
Change in restricted cash	0	255,159	(255,159)
Payments for business combinations, net of cash acquired	(10,082)	(358,495)	(9,033)
Proceeds from the sale of assets	86	79	74
Payments on derivative instruments	0	0	(2,020)
Shortfall loans to joint venture with NBCUniversal	0	(2,292)	(2,483)
Capital contribution to joint venture with NBCUniversal	(100,000)	0	0
Other investments, net	0	0	(375)
Net cash used in investing activities, continuing operations	(139,370)	(133,779)	(289,065)
Net cash provided by (used in) investing activities, discontinued operations	0	29,520	(115)
Net cash used in investing activities	(139,370)	(104,259)	(289,180)
FINANCING ACTIVITIES:
Net proceeds on exercises of employee and director stock-based compensation	1,256	1,314	841
Tax benefit from exercises of share options	1,591
Proceeds from borrowings on long-term debt	141,000	328,333	417,695
Payments of dividend	(2,000)	0	0
Principal payments on long-term debt	(85,160)	(322,179)	(175,216)
Payment of long-term debt issue costs	(655)	(10,272)	(7,662)
Treasury shares purchased	0	(11,386)	(2,729)
Net cash provided by (used in) financing activities	56,032	(14,190)	232,929
Net (decrease) increase in cash and cash equivalents	(33,782)	28,250	6,409
Cash and cash equivalents at the beginning of the period	46,307	18,057	11,648
Cash and cash equivalents at the end of the period	$ 12,525	$ 46,307	$ 18,057